Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net loss	$ (1,836,642,000)	$ (126,723,000)	$ (119,857,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	29,076,000	13,864,000	10,755,000
Stock-based compensation	1,606,020,000	476,000	771,000
Non-cash equity consideration	(24,185,000)	0	0
Loss on equity method investments	77,284,000	396,000	27,533,000
Loss on investments	11,543,000	3,733,000	27,200,000
Change in fair value of loans receivable	3,508,000	(1,061,000)	(914,000)
Change in fair value of warrant liabilities	(58,615,000)	0	0
Other non-cash activity	(270,000)	0	(728,000)
Changes in operating assets and liabilities:
Accounts receivable ($614 , ($995) and ($2,221) from related parties)	(114,094,000)	(14,228,000)	(1,843,000)
Prepaid expenses and other current assets	(2,981,000)	(11,352,000)	(4,031,000)
Inventory, net	(626,000)	(2,736,000)	0
Other non-current assets	(539,000)	1,834,000	(2,361,000)
Accounts payable	(2,247,000)	7,019,000	664,000
Accrued expenses and other current liabilities	44,796,000	8,665,000	4,170,000
Deferred revenue, current and non-current ($40,743, ($22,253) and $3,112 from related parties)	(10,498,000)	(19,423,000)	4,883,000
Deferred rent, non-current	6,032,000	1,045,000	9,095,000
Other non-current liabilities	18,620,000	2,661,000	0
Net cash used in operating activities	(253,818,000)	(135,830,000)	(44,663,000)
Cash flow from investing activities:
Purchases of property and equipment	(56,521,000)	(57,821,000)	(22,219,000)
Purchases and issuances of loan receivable	0	(10,100,000)	(2,250,000)
Proceeds from loans receivable	304,000	800,000	0
Purchase of investments	(5,000,000)	0	(50,133,000)
Business acquisition, net of cash acquired	(12,040,000)	0	0
Net cash used in investing activities	(73,257,000)	(67,121,000)	(74,602,000)
Cash flow from financing activities:
Proceeds from reverse recapitalization, net of redemptions of $867,253 and offering costs of $106,838 (Note 3)	1,509,629,000	0	0
Proceeds from exercise of stock options	167,000	26,000	7,000
Repurchase of Founder shares	(24,998,000)	0	(408,000)
Taxes paid related to net share settlement of restricted stock units	(9,463,000)	0	0
Principal Payments On Capital Leases And Lease Financing Obligation	(1,123,000)	(748,000)	(828,000)
Proceeds from lease financing obligation	0	0	476,000
Contributions from non-controlling interests	59,933,000	0	0
Proceeds from issuance of convertible promissory notes, net of issuance costs	0	0	198,957,000
Proceeds from issuance of Series E convertible preferred stock, net of issuance costs	0	91,040,000	212,181,000
Net cash provided by financing activities	1,534,145,000	90,318,000	410,385,000
Effect of foreign exchange rates on cash and cash equivalents	(19,000)	0	0
Net increase (decrease) in cash, cash equivalents and restricted cash	1,207,051,000	(112,633,000)	291,120,000
Cash, cash equivalents and restricted cash, beginning of period	385,877,000	498,510,000	207,390,000
Cash, cash equivalents and restricted cash, end of period	1,592,928,000	385,877,000	498,510,000
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	2,370,000	2,572,000	2,348,000
Cash paid for income taxes	61,000	0	31,000
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment through capital leases	1,981,000	0	406,000
Purchases of property and equipment included in accounts payable and accrued expenses	1,815,000	14,458,000	605,000
Equity received in related parties	61,554,000	0	24,480,000
Purchase Of Non Cash Marketable Equity Securities	10,000,000	0	0
Issuance of common stock for a business acquisition	15,087,000	0	0
Acquisition date fair value of contingent consideration	8,760,000	0	0
Purchases and issuances of loans receivable	0	375,000	2,744,000
Initial fair value of warrant liabilities	194,453,000	0	0
Conversion of convertible promissory notes to preferred stock	195,000	0	211,608,000
Series E convertible preferred stock issuance costs included in accrued expenses	0	0	3,380,000
Lease financing obligation for build-to-suit lease	6,120,000	0	0
Restricted Cash	42,924,000	5,076,000	3,223,000
Cash and cash equivalents	1,550,004,000	380,801,000	495,287,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 1,592,928,000	$ 385,877,000	$ 498,510,000